EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000
Assets
----------------------------------------------------
Investment in Asian Small Companies
   Portfolio, at value
   (identified cost, $1,575,496)          $2,098,770
Receivable for Fund shares sold               10,142
Receivable from the Distributor               33,815
Prepaid expenses                              10,771
----------------------------------------------------
TOTAL ASSETS                              $2,153,498
----------------------------------------------------
Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $        8
Accrued expenses                                 487
----------------------------------------------------
TOTAL LIABILITIES                         $      495
----------------------------------------------------
NET ASSETS                                $2,153,003
----------------------------------------------------

Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $1,519,383
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                 119,009
Accumulated net investment loss               (8,663)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          523,274
----------------------------------------------------
TOTAL                                     $2,153,003
----------------------------------------------------

Class A Shares
----------------------------------------------------
NET ASSETS                                $2,054,013
SHARES OUTSTANDING                            69,675
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    29.48
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $29.48)      $    31.28
----------------------------------------------------

Class B Shares
----------------------------------------------------
NET ASSETS                                $   98,990
SHARES OUTSTANDING                             5,091
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $    19.44
----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2000
Investment Income
--------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $64)            $  1,656
Expenses allocated from Portfolio           (5,284)
--------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $ (3,628)
--------------------------------------------------

Expenses
--------------------------------------------------
Management fee                            $  1,202
Distribution and service fees
   Class A                                   2,296
   Class B                                     219
Printing and postage                        14,805
Registration fees                           12,549
Legal and accounting services                6,354
Custodian fee                                2,217
Transfer and dividend disbursing agent
   fees                                         20
Miscellaneous                                2,715
--------------------------------------------------
TOTAL EXPENSES                            $ 42,377
--------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Distributor                     $ 33,815
   Preliminary reduction of management
      fee                                    1,202
   Preliminary reduction of distribution
      fee                                    2,460
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 37,477
--------------------------------------------------

NET EXPENSES                              $  4,900
--------------------------------------------------

NET INVESTMENT LOSS                       $ (8,528)
--------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis) (net of
      foreign taxes, $1,245)              $112,407
   Foreign currency transactions            (2,714)
--------------------------------------------------
NET REALIZED GAIN                         $109,693
--------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $519,153
   Foreign currency                            354
--------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $519,507
--------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $629,200
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $620,672
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 29, 2000  PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 1999(1)
-------------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $          (8,528) $            1,374
   Net realized gain                                109,693               9,316
   Net change in unrealized
      appreciation (depreciation)                   519,507               3,767
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $         620,672  $           14,457
-------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $          (1,374) $               --
   In excess of net investment income
      Class A                                          (135)                 --
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $          (1,509) $               --
-------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $         985,286  $          460,000
      Class B                                       104,855                  --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                         1,507                  --
   Cost of shares redeemed
      Class B                                       (32,275)                 --
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $       1,059,373  $          460,000
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $       1,678,536  $          474,457
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                    $         474,467  $               10
-------------------------------------------------------------------------------
AT END OF PERIOD                          $       2,153,003  $          474,467
-------------------------------------------------------------------------------

Accumulated undistributed
net investment income (loss)
included in net assets
-------------------------------------------------------------------------------
AT END OF PERIOD                          $          (8,663) $            1,374
-------------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 1999, to August 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                     CLASS A
                                   -------------------------------------------
                                   SIX MONTHS ENDED      YEAR ENDED AUGUST 31,
                                   FEBRUARY 29, 2000     ---------------------
                                   (UNAUDITED)                  1999(1)
------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                            $15.840                 $10.000
------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------
Net investment income (loss)            $(0.115)                $ 0.046
Net realized and unrealized
   gain                                  13.803                   5.794
------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS            $13.688                 $ 5.840
------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------
From net investment income              $(0.044)                $    --
In excess of net investment
   income                                (0.004)                     --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     $(0.048)                $    --
------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $29.480                 $15.840
------------------------------------------------------------------------------

TOTAL RETURN(2)                           86.50%                  58.40%
------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                      $ 2,054                 $   474
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                         2.27%(4)                1.40%(4)
   Net expenses after
      custodian fee
      reduction(3)                         2.08%(4)                1.40%(4)
   Net investment income
      (loss)                              (1.73)%(4)               2.69%(4)
Portfolio Turnover of the
   Portfolio                                 51%                    105%
------------------------------------------------------------------------------
+ The operating expenses of the Fund reflect a reduction of the management fee and distribution fee as well as an allocation of expenses to the
   Distributor. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                             9.99%(4)                8.23%(4)
   Expenses after custodian
      fee reduction(3)                     9.80%(4)                8.23%(4)
Net investment loss                       (9.45)%(4)              (4.13)%(4)
------------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 1999 to August 31, 1999.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                        CLASS B
                                   -----------------
                                   PERIOD ENDED
                                   FEBRUARY 29, 2000
                                   (UNAUDITED)(1)
----------------------------------------------------
Net asset value -- Beginning
   of period                            $11.700
----------------------------------------------------

Income (loss) from operations
----------------------------------------------------
Net investment loss                     $(0.101)
Net realized and unrealized
   gain                                   7.841
----------------------------------------------------
TOTAL INCOME FROM OPERATIONS            $ 7.740
----------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                               $19.440
----------------------------------------------------

TOTAL RETURN(2)                           66.15%
----------------------------------------------------

Ratios/Supplemental Data+
----------------------------------------------------
Net assets, end of period
   (000's omitted)                      $    99
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                         2.77%(4)
   Net expenses after
     custodian fee
     reduction(3)                          2.58%(4)
   Net investment loss                    (2.35)%(4)
Portfolio Turnover of the
   Portfolio                                 51%
----------------------------------------------------
+ The operating expenses of the Fund reflect a
   reduction of the management fee and distribution
   fee as well as an allocation of expenses to the
   Distributor. Had such actions not been taken, the
   ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            10.49%(4)
   Expenses after custodian
     fee reduction(3)                     10.30%(4)
Net investment loss                      (10.07)%(4)
----------------------------------------------------

 (1) For the period from the commencement of offering of Class B shares, October 8, 1999 to February 29, 2000.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (2.7% at February 29, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                SIX MONTHS ENDED
                                               FEBRUARY 29, 2000      YEAR ENDED
    CLASS A                                       (UNAUDITED)       AUGUST 31, 1999
    -------------------------------------------------------------------------------
    Sales                                               39,662             29,947
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            65                 --
    -------------------------------------------------------------------------------
    NET INCREASE                                        39,727             29,947
    -------------------------------------------------------------------------------

                                                  PERIOD ENDED
                                              FEBRUARY 29, 2000(1)
    CLASS B                                       (UNAUDITED)
    -------------------------------------------------------------------------------
    Sales                                                7,343
    Redemptions                                         (2,252)
    -------------------------------------------------------------------------------
    NET INCREASE                                         5,091
    -------------------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class B shares, October 8, 1999 to February 29, 2000.

4 Management Fee and Other Transactions
  with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 29, 2000, the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $1,202. To reduce the net operating loss of the Fund, EVM waived their fee. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $1,502 from the Eaton Vance Asian Small Companies Fund as its portion of the sales charge on sales of Class A shares for the six months ended February 29, 2000.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organization.

5 Distribution Plan
-------------------------------------------
   The Fund has in effect distribution plans for Class A shares (Class A Plan) and Class B shares (Class B Plan) (collectively the Plans) pursuant to
   Rule 12b-1 under the Investment Company Act of 1940. The Class B Plan requires the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares and an amount equal to (a) 0.50% of that portion of the Fund's Class A shares average daily net assets attributable to Class A shares of the Fund which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's Class A average daily net assets which is attributable to Class A shares of the Fund which have remained outstanding for more than one year, for providing ongoing distribution services and facilities to the Fund. The Fund's Class B shares will automatically discontinue payments to EVD during any period in which there are no outstanding uncovered distribution charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of uncovered distribution charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued approximately $2,296, and $164 for Class A, and Class B shares, respectively to or payable to EVD for the six months ended February 29, 2000, representing approximately 0.50% (annualized), and 0.75% (annualized) of the average daily net assets for Class A, and Class B shares, respectively, all of which was waived. In addition, to reduce the net operating loss of the Fund, the Distributor voluntarily assumed $33,815 of the Fund's expenses. At February 29, 2000, the amount of uncovered distribution charges EVD calculated under the Plan was approximately $4,000 for Class B shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A and Class B shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% of the Fund's average daily net assets attributable to Class B shares for any fiscal year on shares of the Fund sold after October 12, 1999. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding uncovered

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   distribution charges of EVD. Service fee payments for the year ended February 29, 2000 amounted to approximately $55 for Class B shares.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class A shares made within three months of purchase and on redemptions of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares will be subject to a 1% CDSC if redeemed within three months of purchase. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of uncovered distribution charges calculated under each Fund's Distribution Plan (see Note 5). CDSC charges received when no uncovered distribution charges exist will be credited to the Fund. EVD did not receive any CDSC payments by Class B shareholders for the year ended February 29, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $1,080,015 and $81,292, respectively, for the year ended February 29, 2000.

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 94.0%

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------

AUSTRALIA -- 5.8%
Computer Software - Services -- 1.5%
-----------------------------------------------------------------
Open Telecommunications Ltd.(1)             270,000   $ 1,163,201
-----------------------------------------------------------------
                                                      $ 1,163,201
-----------------------------------------------------------------
Electronic Equipment -- 2.4%
-----------------------------------------------------------------
Keycorp Ltd.(1)                             309,840   $ 1,868,772
-----------------------------------------------------------------
                                                      $ 1,868,772
-----------------------------------------------------------------
Electronics - Semiconductors -- 0.0%
-----------------------------------------------------------------
Kinetic Power Ltd.(1)(2)                    350,000   $         0
-----------------------------------------------------------------
                                                      $         0
-----------------------------------------------------------------
Telecommunications Services -- 1.9%
-----------------------------------------------------------------
eisa Ltd.(1)                              1,000,000   $ 1,464,771
-----------------------------------------------------------------
                                                      $ 1,464,771
-----------------------------------------------------------------
Total Australia
   (identified cost $2,662,629)                       $ 4,496,744
-----------------------------------------------------------------

HONG KONG -- 22.0%

SECURITY                                  SHARES      VALUE
Apparel -- 4.9%
-----------------------------------------------------------------
Giordano International Ltd.               3,316,000   $ 3,706,789
-----------------------------------------------------------------
                                                      $ 3,706,789
-----------------------------------------------------------------
Building Materials -- 0.8%
-----------------------------------------------------------------
TCC Hong Kong Cement Holdings, Ltd.       1,380,000   $   585,137
-----------------------------------------------------------------
                                                      $   585,137
-----------------------------------------------------------------
Business Services - Miscellaneous -- 2.3%
-----------------------------------------------------------------
e-New Media Co., Ltd. (1)                 4,948,000   $ 1,748,343
-----------------------------------------------------------------
                                                      $ 1,748,343
-----------------------------------------------------------------
Electrical and Electronics -- 1.9%
-----------------------------------------------------------------
Coslight Technology International
Group(1)                                  6,200,000   $   509,842
United Pacific Industries(1)              3,050,000       266,485
VTech Holdings Ltd.                         170,192       688,833
-----------------------------------------------------------------
                                                      $ 1,465,160
-----------------------------------------------------------------

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Industrial / Manufacturing -- 0.0%
-----------------------------------------------------------------
CIM Co., Ltd.(2)                            300,000   $         0
-----------------------------------------------------------------
                                                      $         0
-----------------------------------------------------------------
Medical Products -- 3.3%
-----------------------------------------------------------------
Quality Healthcare Asia Ltd.              7,150,000   $ 2,526,404
-----------------------------------------------------------------
                                                      $ 2,526,404
-----------------------------------------------------------------
Retail - Food and Drug -- 0.9%
-----------------------------------------------------------------
Cafe de Coral Holdings Ltd.               2,019,000   $   661,516
-----------------------------------------------------------------
                                                      $   661,516
-----------------------------------------------------------------
Wholesale and International Trade -- 7.9%
-----------------------------------------------------------------
Li & Fung, Ltd.                           1,556,000   $ 6,057,820
-----------------------------------------------------------------
                                                      $ 6,057,820
-----------------------------------------------------------------
Total Hong Kong
   (identified cost $9,168,293)                       $16,751,169
-----------------------------------------------------------------

INDIA -- 35.0%

SECURITY                                  SHARES      VALUE
Banks and Money Services -- 4.4%
-----------------------------------------------------------------
HDFC Bank Ltd.                              675,000   $ 3,368,807
-----------------------------------------------------------------
                                                      $ 3,368,807
-----------------------------------------------------------------
Business Services - Miscellaneous -- 1.9%
-----------------------------------------------------------------
HCL Technologies(1)                          30,000   $ 1,454,622
-----------------------------------------------------------------
                                                      $ 1,454,622
-----------------------------------------------------------------
Computer Software -- 19.8%
-----------------------------------------------------------------
Digital Equipments (India) Ltd.              67,200   $ 1,878,132
Infosys Technologies Ltd.                    40,400     8,065,730
Software Sol                                 40,000     5,191,743
-----------------------------------------------------------------
                                                      $15,135,605
-----------------------------------------------------------------
Computer Software - Services -- 1.5%
-----------------------------------------------------------------
Mastek Ltd.                                  12,000   $ 1,127,340
-----------------------------------------------------------------
                                                      $ 1,127,340
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Food and Beverages -- 2.9%
-----------------------------------------------------------------
United Breweries Ltd.                       576,500   $ 2,201,543
-----------------------------------------------------------------
                                                      $ 2,201,543
-----------------------------------------------------------------
Medical Products -- 4.5%
-----------------------------------------------------------------
Apollo Hospitals                            240,000   $ 2,108,257
Dr. Reddy's Laboratories                     36,500     1,297,550
-----------------------------------------------------------------
                                                      $ 3,405,807
-----------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.0%
-----------------------------------------------------------------
Reliance Petroleum                              100   $       150
-----------------------------------------------------------------
                                                      $       150
-----------------------------------------------------------------
Total India
   (identified cost $12,386,343)                      $26,693,874
-----------------------------------------------------------------

INDONESIA -- 0.6%

SECURITY                                  SHARES      VALUE
Food / Retail -- 0.6%
-----------------------------------------------------------------
Hero Supermarkets                         1,811,500   $   475,427
-----------------------------------------------------------------
                                                      $   475,427
-----------------------------------------------------------------
Total Indonesia
   (identified cost $261,481)                         $   475,427
-----------------------------------------------------------------

JAPAN -- 2.8%

SECURITY                                  SHARES      VALUE
Computer Software -- 2.8%
-----------------------------------------------------------------
Star Micronics                              131,000   $ 2,170,908
-----------------------------------------------------------------
                                                      $ 2,170,908
-----------------------------------------------------------------
Total Japan
   (identified cost $760,036)                         $ 2,170,908
-----------------------------------------------------------------

MALAYSIA -- 6.2%

SECURITY                                  SHARES      VALUE
Building and Construction - Misc. -- 1.1%
-----------------------------------------------------------------
Dialog Group Berhad                         266,667   $   835,076
-----------------------------------------------------------------
                                                      $   835,076
-----------------------------------------------------------------

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Electronics - Semiconductors -- 5.1%
-----------------------------------------------------------------
Unisem (M) Berhad                           413,000   $ 3,912,580
-----------------------------------------------------------------
                                                      $ 3,912,580
-----------------------------------------------------------------
Total Malaysia
   (identified cost $2,446,777)                       $ 4,747,656
-----------------------------------------------------------------

REPUBLIC OF KOREA -- 12.6%

SECURITY                                  SHARES      VALUE
Business Services - Miscellaneous -- 5.1%
-----------------------------------------------------------------
Insung Information(1)                       107,800   $ 3,859,854
-----------------------------------------------------------------
                                                      $ 3,859,854
-----------------------------------------------------------------
Computer Software - Services -- 7.5%
-----------------------------------------------------------------
Haansoft Inc.(1)                            160,400   $ 5,757,414
-----------------------------------------------------------------
                                                      $ 5,757,414
-----------------------------------------------------------------
Total Republic of Korea
   (identified cost $3,050,300)                       $ 9,617,268
-----------------------------------------------------------------

SINGAPORE -- 6.8%

SECURITY                                  SHARES      VALUE
Aerospace and Defense -- 1.6%
-----------------------------------------------------------------
Avimo Group Ltd.                            670,000   $ 1,189,556
-----------------------------------------------------------------
                                                      $ 1,189,556
-----------------------------------------------------------------
Computers and Business Equipment -- 0.2%
-----------------------------------------------------------------
ST Assembly Test Ltd.(1)                     31,000   $   140,296
-----------------------------------------------------------------
                                                      $   140,296
-----------------------------------------------------------------
Electrical Equipment -- 2.1%
-----------------------------------------------------------------
OMNI Industries Ltd.                        800,000   $ 1,578,184
-----------------------------------------------------------------
                                                      $ 1,578,184
-----------------------------------------------------------------
Information Services -- 2.9%
-----------------------------------------------------------------
Creative Technology Ltd.                    101,250   $ 2,203,003
-----------------------------------------------------------------
                                                      $ 2,203,003
-----------------------------------------------------------------
Total Singapore
   (identified cost $2,864,893)                       $ 5,111,039
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

THAILAND -- 2.2%

SECURITY                                  SHARES      VALUE
-----------------------------------------------------------------
Foods -- 1.3%
-----------------------------------------------------------------
Thai President Food Co. (Foreign)           226,050   $   978,571
-----------------------------------------------------------------
                                                      $   978,571
-----------------------------------------------------------------
Investment Services -- 0.9%
-----------------------------------------------------------------
Thai Reinsurance Co. Ltd.                   873,100   $   698,663
-----------------------------------------------------------------
                                                      $   698,663
-----------------------------------------------------------------
Total Thailand
   (identified cost $1,648,379)                       $ 1,677,234
-----------------------------------------------------------------
Total Common Stocks -- 94.0%
   (identified cost $35,249,131)                      $71,741,319
-----------------------------------------------------------------
Other Assets, Less Liabilities -- 6.0%                $ 4,618,933
-----------------------------------------------------------------
Net Assets -- 100.0%                                  $76,360,252
-----------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $35,249,131)         $71,741,319
Cash                                        4,539,308
Foreign currency, at value
   (identified cost, $2,329,637)            2,374,812
Receivable for investments sold             1,717,276
Dividends receivable                            4,856
Tax reclaim receivable                            209
-----------------------------------------------------
TOTAL ASSETS                              $80,377,780
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 4,006,710
Accrued expenses                               10,818
-----------------------------------------------------
TOTAL LIABILITIES                         $ 4,017,528
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $76,360,252
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $39,822,246
Net unrealized appreciation (computed on
   the basis of identified cost)           36,538,006
-----------------------------------------------------
TOTAL                                     $76,360,252
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2000
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $3,638)  $   119,425
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   119,425
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   197,448
Administration fee                             65,816
Legal and accounting services                  16,480
Custodian fee                                  65,024
Miscellaneous                                   4,026
-----------------------------------------------------
TOTAL EXPENSES                            $   348,794
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    50,618
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    50,618
-----------------------------------------------------

NET EXPENSES                              $   298,176
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (178,751)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis) (net of
      foreign taxes, $52,704)             $ 7,134,034
   Foreign currency transactions             (165,011)
-----------------------------------------------------
NET REALIZED GAIN                         $ 6,969,023
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $28,048,328
   Foreign currency                            45,818
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $28,094,146
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $35,063,169
-----------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $34,884,418
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 29, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $        (178,751) $       262,669
   Net realized gain                              6,969,023        1,160,361
   Net change in unrealized
      appreciation (depreciation)                28,094,146       13,694,526
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      34,884,418  $    15,117,556
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      24,076,379  $       559,753
   Withdrawals                                  (11,085,175)      (2,400,000)
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      12,991,204  $    (1,840,247)
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      47,875,622  $    13,277,309
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      28,484,630  $    15,207,321
----------------------------------------------------------------------------
AT END OF PERIOD                          $      76,360,252  $    28,484,630
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                   SIX MONTHS ENDED       YEAR ENDED AUGUST 31,
                                   FEBRUARY 29, 2000     -----------------------
                                   (UNAUDITED)             1999          1998
--------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                                   1.32%(1)          0.85%         0.50%
Expenses after custodian fee
   reduction                               1.13%(1)          0.85%         0.50%
Net investment income (loss)              (0.68)%(1)         1.32%         1.34%
Portfolio Turnover                           51%              105%          101%
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $76,360           $28,485       $15,207
--------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Income Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2000, the adviser fee was equivalent to 0.75% (annualized) of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2000, the administrative fee was 0.25% (annualized) of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $34,639,373 and $25,365,640, respectively, for the six months ended February 29, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2000, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $35,249,131
    -----------------------------------------------------
    Gross unrealized appreciation             $39,267,757
    Gross unrealized depreciation              (2,775,569)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $36,492,188
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2000.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may

ASIAN SMALL COMPANIES PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio sometimes trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At February 29, 2000 there were no outstanding obligations under these financial instruments.

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF FEBRUARY 29, 2000

INVESTMENT MANAGEMENT

EATON VANCE ASIAN SMALL COMPANIES FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

ASIAN SMALL COMPANIES PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President and
co-Portfolio Manager

Scobie Dickinson Ward
Vice President, Assistant
Secretary, Assistant Treasurer
And co-Portfolio Manager

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant